Annual Total Returns - Freedom 2015 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2015 Portfolio - VIP Freedom 2015 Portfolio-Initial VIP	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(0.36%)
Annual Return 2012	12.23%
Annual Return 2013	14.41%
Annual Return 2014	4.70%
Annual Return 2015	(0.33%)
Annual Return 2016	5.91%
Annual Return 2017	15.10%
Annual Return 2018	(5.07%)
Annual Return 2019	18.35%
Annual Return 2020	13.76%